PIMCO Funds

Supplement Dated March 1, 2006 to the

Bond Funds Institutional and Administrative Class Prospectus

dated October 1, 2005

Disclosure Relating to the PIMCO Municipal Bond Fund

On February 28, 2006, the Board of Trustees voted to change the non-fundamental investment policy of the PIMCO Municipal Bond Fund (the "Fund") with respect to the limitation on the Fund's investment in high yield securities.

As a result, effective immediately, the second paragraph under the heading "Principal Investments and Strategies" is replaced in its entirety with the following:

            The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO's forecast for interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

PIMCO Funds

Supplement Dated March 1, 2006 to the

Municipal Bond Funds Class A, B and C Prospectus

dated October 1, 2005

Disclosure Relating to the PIMCO Municipal Bond Fund

On February 28, 2006, the Board of Trustees voted to change the non-fundamental investment policy of the PIMCO Municipal Bond Fund (the "Fund") with respect to the limitation on the Fund's investment in high yield securities.

As a result, effective immediately, the second paragraph under the heading "Principal Investments and Strategies" is replaced in its entirety with the following:

            The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO's forecast for interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

PIMCO Funds

Supplement Dated March 1, 2006 to the

Municipal Bond Funds Class D Prospectus

dated October 1, 2005

Disclosure Relating to the PIMCO Municipal Bond Fund

On February 28, 2006, the Board of Trustees voted to change the non-fundamental investment policy of the PIMCO Municipal Bond Fund (the "Fund") with respect to the limitation on the Fund's investment in high yield securities.

As a result, effective immediately, the second paragraph under the heading "Principal Investments and Strategies" is replaced in its entirety with the following:

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO's forecast for interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.